Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Advertising - 0.1%
Omnicom Group, Inc.	521	$38,174
The Interpublic Group of Companies, Inc.	961	35,989
		74,163
Aerospace & Defense - 1.3%
General Dynamics Corp.	567	118,202
Howmet Aerospace, Inc.	943	30,016
L3Harris Technologies, Inc.	467	99,583
Lockheed Martin Corp.	588	208,981
Northrop Grumman Corp.	368	142,442
Raytheon Technologies Corp.	3,687	317,303
Teledyne Technologies, Inc. (1)	113	49,369
The Boeing Co. (1)	1,347	271,178
TransDigm Group, Inc. (1)	127	80,807
		1,317,881
Agriculture - 0.7%
Altria Group, Inc.	4,510	213,729
Archer-Daniels-Midland Co.	1,367	92,395
Philip Morris International, Inc.	3,812	362,140
		668,264
Airlines - 0.2%
Alaska Air Group, Inc. (1)	305	15,890
American Airlines Group, Inc. (1)	1,584	28,449
Delta Air Lines, Inc. (1)	1,564	61,121
Southwest Airlines Co. (1)	1,446	61,947
United Airlines Holdings, Inc. (1)	785	34,367
		201,774
Apparel - 0.7%
Hanesbrands, Inc.	598	9,999
Nike, Inc. - Class B	3,093	515,510
PVH Corp.	169	18,024
Ralph Lauren Corp. - Class A	118	14,025
Tapestry, Inc.	685	27,811
Under Armour, Inc. - Class A (1)	433	9,175
Under Armour, Inc. - Class C (1)	521	9,399
VF Corp.	785	57,478
		661,421
Auto Manufacturers - 2.7%
Cummins, Inc.	349	76,131
Ford Motor Co.	9,598	199,350
General Motors Co. (1)	3,467	203,270
PACCAR, Inc.	797	70,343
Tesla, Inc. (1)	1,984	2,096,652
		2,645,746
Auto Parts & Equipment - 0.1%
Aptiv PLC (1)	661	109,032
BorgWarner, Inc.	585	26,366
		135,398
Banks - 4.9%
Bank of America Corp.	18,199	809,673
Citigroup, Inc.	4,957	299,353
Citizens Financial Group, Inc.	1,041	49,187
Comerica, Inc.	326	28,362
Fifth Third Bancorp	1,583	68,940
First Republic Bank	429	88,593
Huntington Bancshares, Inc.	3,612	55,697
JPMorgan Chase & Co.	7,309	1,157,380
KeyCorp	2,134	49,359
M&T Bank Corp.	313	48,071
Morgan Stanley	3,569	350,333
Northern Trust Corp.	508	60,762
Regions Financial Corp.	2,352	51,274
State Street Corp.	845	78,585
SVB Financial Group (1)	142	96,310
The Bank of New York Mellon Corp.	1,863	108,203
The Goldman Sachs Group, Inc.	824	315,221
The PNC Financial Services Group, Inc.	1,038	208,140
Truist Financial Corp.	3,265	191,166
U.S. Bancorp	3,299	185,305
Wells Fargo & Co.	10,045	481,959
Zions Bancorp N.A.	395	24,948
		4,806,821
Beverages - 1.4%
Brown-Forman Corp. - Class B	448	32,641
Constellation Brands, Inc. - Class A	410	102,898
Molson Coors Brewing Co. - Class B	464	21,506
Monster Beverage Corp. (1)	918	88,165
PepsiCo, Inc.	3,402	590,962
The Coca-Cola Co.	9,415	557,462
		1,393,634
Biotechnology - 1.4%
Amgen, Inc.	1,387	312,033
Biogen, Inc. (1)	364	87,331
Bio-Rad Laboratories, Inc. - Class A (1)	51	38,534
Corteva, Inc.	1,795	84,867
Gilead Sciences, Inc.	3,065	222,550
Illumina, Inc. (1)	359	136,578
Incyte Corp. (1)	459	33,691
Moderna, Inc. (1)	857	217,661
Regeneron Pharmaceuticals, Inc. (1)	248	156,617
Vertex Pharmaceuticals, Inc. (1)	634	139,226
		1,429,088
Building Materials - 0.5%
Carrier Global Corp.	2,036	110,433
Fortune Brands Home & Security, Inc.	336	35,918
Johnson Controls International PLC	1,741	141,561
Martin Marietta Materials, Inc.	151	66,518
Masco Corp.	603	42,343
Vulcan Materials Co.	323	67,048
		463,821
Chemicals - 1.7%
Air Products and Chemicals, Inc.	541	164,605
Albemarle Corp.	286	66,858
Celanese Corp.	272	45,712
CF Industries Holdings, Inc.	521	36,876
Dow, Inc.	1,748	99,147
DuPont de Nemours, Inc.	1,278	103,237
Eastman Chemical Co.	331	40,021
Ecolab, Inc.	607	142,396
FMC Corp.	271	29,780
International Flavors & Fragrances, Inc.	609	91,746
Linde PLC	1,267	438,927
LyondellBasell Industries NV	646	59,581
PPG Industries, Inc.	579	99,843
The Mosaic Co.	905	35,557
The Sherwin-Williams Co.	591	208,127
		1,662,413
Commercial Services - 2.1%
Automatic Data Processing, Inc.	1,033	254,717
Cintas Corp.	213	94,395
Equifax, Inc.	297	86,959
FleetCor Technologies, Inc. (1)	202	45,216
Gartner, Inc. (1)	204	68,201
Global Payments, Inc.	718	97,059
IHS Markit Ltd.	975	129,597
MarketAxess Holdings, Inc.	93	38,248
Moody’s Corp.	394	153,889
Nielsen Holdings PLC	873	17,905
PayPal Holdings, Inc. (1)	2,873	541,790
Quanta Services, Inc.	339	38,870
Robert Half International, Inc.	274	30,557
Rollins, Inc.	553	18,918
S&P Global, Inc.	588	277,495
United Rentals, Inc. (1)	177	58,815
Verisk Analytics, Inc.	394	90,120
		2,042,751
Computers - 8.4%
Accenture PLC - Class A	1,550	642,553
Apple, Inc.	38,318	6,804,127
Cognizant Technology Solutions Corp.	1,227	108,859
DXC Technology Co. (1)	609	19,604
Fortinet, Inc. (1)	330	118,602
Hewlett Packard Enterprise Co.	3,194	50,369
HP, Inc.	2,938	110,674
International Business Machines Corp.	2,191	292,849
Leidos Holdings, Inc.	344	30,582
NetApp, Inc.	548	50,411
Seagate Technology Holdings PLC	511	57,733
Western Digital Corp. (1)	749	48,842
		8,335,205
Cosmetics & Personal Care - 1.4%
Colgate-Palmolive Co.	2,062	175,971
The Estee Lauder Company, Inc.	566	209,533
The Procter & Gamble Co.	5,897	964,632
		1,350,136
Distribution & Wholesale - 0.3%
Copart, Inc. (1)	521	78,994
Fastenal Co.	1,401	89,748
LKQ Corp.	660	39,620
Pool Corp.	98	55,468
W.W. Grainger, Inc.	107	55,452
		319,282
Diversified Financial Services - 3.7%
American Express Co.	1,572	257,179
Ameriprise Financial, Inc.	278	83,861
BlackRock, Inc.	348	318,615
Capital One Financial Corp.	1,090	158,148
Cboe Global Markets, Inc.	259	33,774
CME Group, Inc. - Class A	877	200,359
Discover Financial Services	732	84,590
Franklin Resources, Inc.	687	23,008
Intercontinental Exchange, Inc.	1,376	188,196
Invesco Ltd.	834	19,199
Mastercard, Inc. - Class A	2,131	765,711
Nasdaq, Inc.	287	60,273
Raymond James Financial, Inc.	453	45,481
Synchrony Financial	1,392	64,575
T. Rowe Price Group, Inc.	555	109,135
The Charles Schwab Corp.	3,671	308,731
The Western Union Co.	993	17,715
Visa, Inc. - Class A	4,126	894,145
		3,632,695
Electric - 2.3%
Alliant Energy Corp.	610	37,497
Ameren Corp.	629	55,987
American Electric Power Co., Inc.	1,225	108,988
CenterPoint Energy, Inc.	1,449	40,441
CMS Energy Corp.	697	45,340
Consolidated Edison, Inc.	863	73,631
Dominion Energy, Inc.	1,994	156,649
DTE Energy Co.	473	56,542
Duke Energy Corp.	1,881	197,317
Edison International	928	63,336
Entergy Corp.	490	55,198
Evergy, Inc.	560	38,422
Eversource Energy	839	76,332
Exelon Corp.	2,314	133,657
FirstEnergy Corp.	1,207	50,199
NextEra Energy, Inc.	4,741	442,620
NRG Energy, Inc.	597	25,719
Pinnacle West Capital Corp.	276	19,483
PPL Corp.	1,882	56,573
Public Service Enterprise Group, Inc.	1,225	81,744
Sempra Energy	779	103,046
The AES Corp.	1,629	39,585
The Southern Co.	2,589	177,554
WEC Energy Group, Inc.	718	69,696
Xcel Energy, Inc.	1,313	88,890
		2,294,446
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	565	83,078
Emerson Electric Co.	1,461	135,829
Generac Holdings, Inc. (1)	153	53,844
		272,751
Electronics - 1.1%
Agilent Technologies, Inc.	741	118,301
Allegion PLC	219	29,004
Amphenol Corp.	1,462	127,867
Fortive Corp.	873	66,601
Garmin Ltd.	371	50,519
Honeywell International, Inc.	1,688	351,965
Keysight Technologies, Inc. (1)	450	92,929
Mettler-Toledo International, Inc. (1)	55	93,347
TE Connectivity Ltd.	802	129,395
Trimble, Inc. (1)	564	49,175
		1,109,103
Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (1)	328	60,004

Engineering & Construction - 0.0% (2)
Jacobs Engineering Group, Inc.	282	39,263

Entertainment - 0.1%
Caesars Entertainment, Inc. (1)	521	48,729
Live Nation Entertainment, Inc. (1)	321	38,420
Penn National Gaming, Inc. (1)	401	20,792
		107,941
Environmental Control - 0.3%
Pentair PLC	405	29,577
Republic Services, Inc.	512	71,399
Waste Management, Inc.	949	158,388
		259,364
Food - 1.0%
Campbell Soup Co.	495	21,513
Conagra Brands, Inc.	1,174	40,092
General Mills, Inc.	1,481	99,790
Hormel Foods Corp.	688	33,581
Kellogg Co.	625	40,262
Lamb Weston Holdings, Inc.	355	22,500
McCormick & Co., Inc.	609	58,835
Mondelez International, Inc.	3,418	226,648
Sysco Corp.	1,251	98,266
The Hershey Co.	356	68,875
The J.M. Smucker Co.	265	35,992
The Kraft Heinz Co.	1,735	62,287
The Kroger Co.	1,560	70,606
Tyson Foods, Inc. - Class A	721	62,842
		942,089
Forest Products & Paper - 0.0% (2)
International Paper Co.	848	39,839

Gas - 0.1%
Atmos Energy Corp.	319	33,422
NiSource, Inc.	961	26,533
		59,955
Hand & Machine Tools - 0.1%
Snap-on, Inc.	130	27,999
Stanley Black & Decker, Inc.	372	70,167
		98,166
Healthcare - Products - 4.1%
Abbott Laboratories	4,299	605,041
ABIOMED, Inc. (1)	110	39,509
Align Technology, Inc. (1)	180	118,292
Baxter International, Inc.	1,226	105,240
Bio-Techne Corp.	95	49,147
Boston Scientific Corp. (1)	3,482	147,915
Danaher Corp.	1,553	510,953
DENTSPLY SIRONA, Inc.	521	29,067
Edwards Lifesciences Corp. (1)	1,524	197,434
Henry Schein, Inc. (1)	340	26,360
Hologic, Inc. (1)	609	46,625
IDEXX Laboratories, Inc. (1)	207	136,301
Intuitive Surgical, Inc. (1)	870	312,591
Medtronic PLC	3,288	340,144
PerkinElmer, Inc.	274	55,090
ResMed, Inc.	356	92,731
STERIS PLC	242	58,905
Stryker Corp.	804	215,006
Teleflex, Inc.	114	37,447
The Cooper Company, Inc.	120	50,273
Thermo Fisher Scientific, Inc.	952	635,212
Waters Corp. (1)	135	50,301
West Pharmaceutical Services, Inc.	170	79,732
Zimmer Biomet Holdings, Inc.	509	64,663
		4,003,979
Healthcare - Services - 2.3%
Anthem, Inc.	596	276,270
Catalent, Inc. (1)	415	53,132
Centene Corp. (1)	1,426	117,502
Charles River Laboratories International, Inc. (1)	122	45,967
DaVita, Inc. (1)	162	18,429
HCA Healthcare, Inc.	601	154,409
Humana, Inc.	313	145,188
IQVIA Holdings, Inc. (1)	468	132,042
Laboratory Corp of America Holdings (1)	236	74,154
Quest Diagnostics, Inc.	298	51,557
UnitedHealth Group, Inc.	2,306	1,157,935
Universal Health Services, Inc. - Class B	152	19,708
		2,246,293
Home Builders - 0.3%
D.R. Horton, Inc.	797	86,435
Lennar Corp. - Class A	671	77,943
NVR, Inc. (1)	8	47,271
PulteGroup, Inc.	634	36,239
		247,888
Home Furnishings - 0.0% (2)
Leggett & Platt, Inc.	325	13,377
Whirlpool Corp.	152	35,668
		49,045
Household Products & Wares - 0.3%
Avery Dennison Corp.	202	43,747
Church & Dwight Co., Inc.	599	61,398
Kimberly-Clark Corp.	823	117,623
The Clorox Co.	300	52,308
		275,076
Housewares - 0.0% (2)
Newell Brands, Inc.	925	20,202

Insurance - 3.2%
Aflac, Inc.	1,509	88,111
American International Group, Inc.	2,090	118,837
Aon PLC	552	165,909
Arthur J Gallagher & Co.	506	85,853
Assurant, Inc.	142	22,132
Berkshire Hathaway, Inc. - Class B (1)	4,513	1,349,387
Brown & Brown, Inc.	573	40,270
Chubb Ltd.	1,073	207,422
Cincinnati Financial Corp.	366	41,698
Everest Re Group Ltd.	97	26,570
Globe Life, Inc.	228	21,368
Lincoln National Corp.	430	29,352
Loews Corp.	496	28,649
Marsh & McLennan Company, Inc.	1,239	215,363
MetLife, Inc.	1,781	111,295
Principal Financial Group, Inc.	547	39,565
Prudential Financial, Inc.	945	102,287
The Allstate Corp.	723	85,061
The Hartford Financial Services Group, Inc.	848	58,546
The Progressive Corp.	1,431	146,892
The Travelers Company, Inc.	609	95,266
W.R. Berkley Corp.	341	28,095
Willis Towers Watson PLC	315	74,809
		3,182,737
Internet - 11.2%
Alphabet, Inc. - Class A (1)	736	2,132,221
Alphabet, Inc. - Class C (1)	686	1,985,003
Amazon.com, Inc. (1)	1,061	3,537,735
Booking Holdings, Inc. (1)	100	239,923
CDW Corp.	335	68,601
eBay, Inc.	1,590	105,735
Etsy, Inc. (1)	310	67,871
Expedia Group, Inc. - Class A (1)	329	59,457
F5, Inc. (1)	146	35,728
Match Group, Inc. (1)	676	89,401
Meta Platforms, Inc. - Class A (1)	5,831	1,961,257
Netflix, Inc. (1)	1,082	651,840
NortonLifeLock, Inc.	1,422	36,944
Twitter, Inc. (1)	1,952	84,365
VeriSign, Inc. (1)	237	60,155
		11,116,236
Iron & Steel - 0.1%
Nucor Corp.	718	81,960

Leisure Time - 0.1%
Carnival Corp. (1)	1,953	39,294
Norwegian Cruise Line Holdings Ltd. (1)	905	18,770
Royal Caribbean Cruises Ltd. (1)	548	42,141
		100,205
Lodging - 0.3%
Hilton Worldwide Holdings, Inc. (1)	680	106,073
Las Vegas Sands Corp. (1)	840	31,618
Marriott International, Inc. (1)	668	110,380
MGM Resorts International	978	43,893
Wynn Resorts Ltd. (1)	257	21,855
		313,819
Machinery - Construction & Mining - 0.3%
Caterpillar, Inc.	1,339	276,825

Machinery - Diversified - 0.7%
Deere & Co.	679	232,822
Dover Corp.	352	63,923
IDEX Corp.	186	43,956
Ingersoll Rand, Inc.	991	61,313
Otis Worldwide Corp.	1,042	90,727
Rockwell Automation, Inc.	283	98,725
Westinghouse Air Brake Technologies Corp.	462	42,555
Xylem, Inc.	433	51,925
		685,946
Media - 1.6%
Charter Communications, Inc. - Class A (1)	302	196,895
Comcast Corp. - Class A	11,203	563,847
Discovery, Inc. - Class A (1)	412	9,698
Discovery, Inc. - Class C (1)	742	16,992
DISH Network Corp. - Class A (1)	607	19,691
Fox Corp. - Class A	789	29,114
Fox Corp. - Class B	363	12,440
News Corp. - Class A	955	21,306
News Corp. - Class B	297	6,683
The Walt Disney Co. (1)	4,444	688,331
ViacomCBS, Inc. - Class B	1,315	39,687
		1,604,684
Mining - 0.3%
Freeport-McMoRan, Inc.	3,589	149,769
Newmont Corp.	1,954	121,187
		270,956
Miscellaneous Manufacturers - 1.1%
3M Co.	1,415	251,346
A.O. Smith Corp. - Class A	324	27,815
Eaton Corp PLC	975	168,500
General Electric Co.	2,684	253,558
Illinois Tool Works, Inc.	699	172,513
Parker-Hannifin Corp.	315	100,208
Textron, Inc.	548	42,306
Trane Technologies PLC	582	117,581
		1,133,827
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	129	76,781

Oil & Gas - 2.2%
APA Corp.	924	24,846
Chevron Corp.	4,729	554,948
ConocoPhillips	3,275	236,390
Coterra Energy, Inc.	1,995	37,905
Devon Energy Corp.	1,539	67,793
Diamondback Energy, Inc.	415	44,758
EOG Resources, Inc.	1,422	126,316
Exxon Mobil Corp.	10,270	628,421
Hess Corp.	673	49,822
Marathon Oil Corp.	1,927	31,641
Marathon Petroleum Corp.	1,560	99,824
Occidental Petroleum Corp.	2,015	58,415
Phillips 66	1,071	77,605
Pioneer Natural Resources Co.	554	100,762
Valero Energy Corp.	999	75,035
		2,214,481
Oil & Gas Services - 0.2%
Baker Hughes Co. - Class A	2,027	48,770
Halliburton Co.	2,177	49,788
Schlumberger NV	3,419	102,399
		200,957
Packaging & Containers - 0.2%
Amcor PLC	3,770	45,278
Ball Corp.	799	76,920
Packaging Corp of America	231	31,450
Sealed Air Corp.	368	24,829
Westrock Co.	652	28,923
		207,400
Pharmaceuticals - 5.3%
AbbVie, Inc.	4,322	585,199
AmerisourceBergen Corp.	366	48,638
Becton Dickinson and Co.	701	176,287
Bristol-Myers Squibb Co.	5,434	338,810
Cardinal Health, Inc.	697	35,889
Cigna Corp.	831	190,823
CVS Health Corp.	3,179	327,946
Dexcom, Inc. (1)	235	126,183
Eli Lilly & Co.	1,942	536,419
Johnson & Johnson	6,439	1,101,520
McKesson Corp.	378	93,959
Merck & Co., Inc.	6,191	474,478
Organon & Co.	620	18,879
Pfizer, Inc.	13,710	809,575
Viatris, Inc.	2,957	40,008
Zoetis, Inc.	1,159	282,831
		5,187,444
Pipelines - 0.2%
Kinder Morgan, Inc.	4,768	75,620
ONEOK, Inc.	1,089	63,990
The Williams Company, Inc.	2,970	77,339
		216,949
Real Estate - 0.1%
CBRE Group, Inc. (1)	821	89,087

Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	337	75,137
American Tower Corp.	1,098	321,165
AvalonBay Communities, Inc.	340	85,881
Boston Properties, Inc.	345	39,737
Crown Castle International Corp.	1,057	220,638
Digital Realty Trust, Inc.	690	122,040
Duke Realty Corp.	924	60,651
Equinix, Inc.	219	185,239
Equity Residential	833	75,386
Essex Property Trust, Inc.	157	55,300
Extra Space Storage, Inc.	326	73,914
Federal Realty Investment Trust	169	23,038
Healthpeak Properties, Inc.	1,313	47,386
Host Hotels & Resorts, Inc. (1)	1,753	30,485
Iron Mountain, Inc.	708	37,050
Kimco Realty Corp.	1,501	37,000
Mid-America Apartment Communities, Inc.	281	64,473
Prologis, Inc.	1,807	304,227
Public Storage	372	139,336
Realty Income Corp.	1,347	96,432
Regency Centers Corp.	373	28,106
SBA Communications Corp.	268	104,257
Simon Property Group, Inc.	804	128,455
UDR, Inc.	681	40,853
Ventas, Inc.	961	49,126
Vornado Realty Trust	388	16,242
Welltower, Inc.	1,032	88,515
Weyerhaeuser Co.	1,841	75,812
		2,625,881
Retail - 5.3%
Advance Auto Parts, Inc.	158	37,901
AutoZone, Inc. (1)	52	109,012
Bath & Body Works, Inc. (1)	577	40,269
Best Buy Co., Inc.	550	55,880
CarMax, Inc. (1)	399	51,962
Chipotle Mexican Grill, Inc. (1)	67	117,133
Costco Wholesale Corp.	1,081	613,684
Darden Restaurants, Inc.	318	47,903
Dollar General Corp.	577	136,074
Dollar Tree, Inc. (1)	566	79,534
Domino’s Pizza, Inc.	90	50,790
Genuine Parts Co.	353	49,491
Lowe’s Company, Inc.	1,728	446,653
McDonald’s Corp.	1,825	489,228
O’Reilly Automotive, Inc. (1)	167	117,940
Ross Stores, Inc.	873	99,766
Starbucks Corp.	2,883	337,224
Target Corp.	1,188	274,951
The Gap, Inc.	521	9,196
The Home Depot, Inc.	2,583	1,071,971
The TJX Company, Inc.	2,950	223,964
Tractor Supply Co.	279	66,569
Ulta Beauty, Inc. (1)	132	54,429
Walgreens Boots Alliance, Inc.	1,754	91,489
Walmart, Inc.	3,494	505,547
Yum! Brands, Inc.	723	100,396
		5,278,956
Savings & Loans - 0.0% (2)
People’s United Financial, Inc.	1,049	18,693

Semiconductors - 6.3%
Advanced Micro Devices, Inc. (1)	2,966	426,807
Analog Devices, Inc.	1,321	232,192
Applied Materials, Inc.	2,235	351,700
Broadcom, Inc.	1,003	667,406
Intel Corp.	9,922	510,983
IPG Photonics Corp. (1)	88	15,148
KLA Corp.	373	160,431
Lam Research Corp.	347	249,545
Microchip Technology, Inc.	1,340	116,660
Micron Technology, Inc.	2,753	256,442
Monolithic Power Systems, Inc.	105	51,800
NVIDIA Corp.	6,072	1,785,836
NXP Semiconductors NV	648	147,601
Qorvo, Inc. (1)	272	42,538
QUALCOMM, Inc.	2,732	499,601
Skyworks Solutions, Inc.	404	62,677
Teradyne, Inc.	402	65,739
Texas Instruments, Inc.	2,227	419,723
Xilinx, Inc.	584	123,826
		6,186,655
Shipbuilding - 0.0% (2)
Huntington Ingalls Industries, Inc.	98	18,301

Software - 10.5%
Activision Blizzard, Inc.	1,901	126,473
Adobe, Inc. (1)	1,165	660,625
Akamai Technologies, Inc. (1)	397	46,465
ANSYS, Inc. (1)	213	85,439
Autodesk, Inc. (1)	538	151,280
Broadridge Financial Solutions, Inc.	284	51,921
Cadence Design Systems, Inc. (1)	676	125,973
Ceridian HCM Holding, Inc. (1)	282	29,458
Cerner Corp.	723	67,145
Citrix Systems, Inc.	303	28,661
Electronic Arts, Inc.	694	91,539
Fidelity National Information Services, Inc.	1,511	164,926
Fiserv, Inc. (1)	1,418	147,174
Intuit, Inc.	667	429,028
Jack Henry & Associates, Inc.	182	30,392
Microsoft Corp.	18,333	6,165,755
MSCI, Inc.	193	118,249
Oracle Corp.	4,028	351,282
Paychex, Inc.	782	106,743
Paycom Software, Inc. (1)	117	48,577
PTC, Inc. (1)	257	31,135
Roper Technologies, Inc.	256	125,916
salesforce.com, Inc. (1)	2,376	603,813
ServiceNow, Inc. (1)	484	314,169
Synopsys, Inc. (1)	373	137,450
Take-Two Interactive Software, Inc. (1)	285	50,650
Tyler Technologies, Inc. (1)	100	53,795
		10,344,033
Telecommunications - 2.1%
Arista Networks, Inc. (1)	548	78,775
AT&T, Inc.	17,464	429,614
Cisco Systems Inc/Delaware	10,308	653,218
Corning, Inc.	1,879	69,955
Juniper Networks, Inc.	795	28,390
Lumen Technologies, Inc.	2,432	30,522
Motorola Solutions, Inc.	413	112,212
T-Mobile US, Inc. (1)	1,434	166,315
Verizon Communications, Inc.	10,127	526,199
		2,095,200
Textiles - 0.0% (2)
Mohawk Industries, Inc. (1)	136	24,776

Toys, Games & Hobbies - 0.0% (2)
Hasbro, Inc.	315	32,061

Transportation - 1.6%
C.H. Robinson Worldwide, Inc.	280	30,136
Canadian Pacific Railway Ltd.	640	46,029
CSX Corp.	5,513	207,289
Expeditors International of Washington, Inc.	414	55,596
FedEx Corp.	600	155,184
J.B. Hunt Transport Services, Inc.	205	41,902
Norfolk Southern Corp.	602	179,221
Old Dominion Freight Line, Inc.	228	81,711
Union Pacific Corp.	1,595	401,828
United Parcel Service, Inc. - Class B	1,781	381,740
		1,580,636
Water - 0.1%
American Water Works Co., Inc.	444	83,854
Total Common Stock
(Cost $87,005,443)		98,515,237

Purchased Call Options - 0.1%
CBOE Volatility Index Call Options	Contracts
Expiration 01/19/2022, Exercise Price $30 (3)	1,190	71,400
Total Purchased Call Options
(Cost $245,236)		71,400

Short-Term Investments - 0.1%
Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 0.0260% (4)	76,096	76,096
Total Short-Term Investments
(Cost $76,096)		76,096

Total Investments in Securities - 99.9%
(Cost $87,326,775)		98,662,733
Other Assets in Excess of Liabilities - 0.1%		100,814
Total Net Assets - 100.0%		$98,763,547

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The investment is a holding of Acruence Active Hedge U.S. Equity CFC.
(4)	The rate shown is the annualized seven-day effective yield as of December 31, 2021.

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Acruence ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s consolidated investments as of December 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (1)	$98,515,237	$–	$–	$98,515,237
Short-Term Investments	76,096	-	-	76,096
Purchased Call Options	71,400	-	-	71,400
Total Investments in Securities	$98,662,733	$–	$–	$98,662,733

(1) See Consolidated Schedule of Investments for industry breakout.